Countervailing ("CVD") and antidumping ("ADD") duty dispute (Tables)	12 Months Ended
Dec. 31, 2022
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of antidumping duty dispute rates
The respective Cash Deposit Rates, the AR POI Final Rate, and the West Fraser Estimated ADD Rate for each period are as follows:

Effective dates for CVD	Cash Deposit Rate	AR POI Final Rate
AR1 POI[1,2]
April 28, 2017 - August 24, 2017	24.12%	6.76%
August 25, 2017 - December 27, 2017	—%	—%
December 28, 2017 - December 31, 2017[3]	17.99%	6.76%
January 1, 2018 - December 31, 2018	17.99%	7.57%
AR2 POI[4]
January 1, 2019 - December 31, 2019	17.99%	5.08%
AR3 POI[5]
January 1, 2020 - November 30, 2020	17.99%	3.62%
December 1, 2020 - December 31, 2020[6]	7.57%	3.62%
AR4 POI[7]
January 1, 2021 - December 1, 2021	7.57%	n/a
December 2, 2021 - December 31, 2021[8]	5.06%	n/a
AR5 POI[9]
January 1, 2022 – January 9, 2022	5.06%	n/a
January 10, 2022 – August 8, 2022[10]	5.08%	n/a
August 9, 2022 - December 31, 2022[11]	3.62%	n/a
1.On April 24, 2017, the USDOC issued its preliminary rate in the CVD investigation. The requirement that we make cash deposits for CVD was suspended on August 24, 2017, until the USDOC published the revised rate.
2.On November 24, 2020, the USDOC issued the final CVD rate for the AR1 POI.
3.On December 4, 2017, the USDOC revised our CVD Cash Deposit Rate effective December 28, 2017.
4.On November 24, 2021, the USDOC issued the final CVD rate for the AR2 POI. On January 10, 2022, the USDOC amended the final CVD rate for the AR2 POI from 5.06% to 5.08% for ministerial errors. This table only reflects the final rate.
5.On August 4, 2022, the USDOC issued the final CVD rate for the AR3 POI.
6.On November 24, 2020, the USDOC revised our CVD Cash Deposit Rate effective December 1, 2020.
7.The CVD rate for the AR4 POI will be adjusted when AR4 is complete and the USDOC finalizes the rate, which is not expected until 2023.
8.On November 24, 2021, the USDOC revised our CVD Cash Deposit Rate effective December 2, 2021.
9.The CVD rate for the AR5 POI will be adjusted when AR5 is complete and the USDOC finalizes the rate, which is not expected until 2024.
10.On January 6, 2022, the USDOC revised our CVD Cash Deposit Rate effective January 10, 2022.
11.On August 4, 2022, the USDOC revised our CVD Cash Deposit Rate effective August 9, 2022.

Effective dates for ADD	Cash Deposit Rate	AR POI Final Rate	West Fraser Estimated Rate
AR1 POI[1,2]
June 30, 2017 - December 3, 2017	6.76%	1.40%	1.46%
December 4, 2017 - December 31, 2017[3]	5.57%	1.40%	1.46%
January 1, 2018 - December 31, 2018	5.57%	1.40%	1.46%
AR2 POI[4]
January 1, 2019 - December 31, 2019	5.57%	6.06%	4.65%
AR3 POI[5]
January 1, 2020 - November 29, 2020	5.57%	4.63%	3.40%
November 30, 2020 - December 31, 2020[6]	1.40%	4.63%	3.40%
AR4 POI[7]
January 1, 2021 - December 1, 2021	1.40%	n/a	6.80%
December 2, 2021 - December 31, 2021[8]	6.06%	n/a	6.80%
AR5 POI[9]
January 1, 2022 - August 8, 2022	6.06%	n/a	4.52%
August 9, 2022 - December 31, 2022[10]	4.63%	n/a	4.52%
1.On June 26, 2017, the USDOC issued its preliminary rate in the ADD investigation effective June 30, 2017.
2.On November 24, 2020, the USDOC issued the final ADD rate for the AR1 POI.
3.On December 4, 2017, the USDOC revised our ADD Cash Deposit Rate effective December 4, 2017.
4.On November 24, 2021, the USDOC issued the final ADD rate for the AR2 POI.
5.On August 4, 2022, the USDOC issued the final ADD rate for the AR3 POI.
6.On November 24, 2020, the USDOC revised our ADD Cash Deposit Rate effective November 30, 2020.
7.The ADD rate for the AR4 POI will be adjusted when AR4 is complete and the USDOC finalizes the rate, which is not expected until 2023.
8.On November 24, 2021, the USDOC revised our ADD Cash Deposit Rate effective December 2, 2021.
9.The ADD rate for the AR5 POI will be adjusted when AR5 is complete and the USDOC finalizes the rate, which is not expected until 2024.
10.On August 4, 2022, the USDOC revised our ADD Cash Deposit Rate effective August 9, 2022.

Impact on results
The following table reconciles our cash deposits paid during the year to the amount recorded in our statements of earnings:

($ millions)	2022	2021
Cash deposits paid[1]	$(117)	$(132)
Adjust to West Fraser Estimated ADD rate[2]	18	(69)
Effective duty expense for period[3]	(99)	(201)
Duty recovery attributable to AR2[4]	—	55
Duty recovery attributable to AR3[5]	81	—
Net duty expense	(18)	(146)
Net interest income on duty deposits receivable	$9	$9
1.Represents combined CVD and ADD cash deposit rate of 8.97% for January 1, 2021 to December 1, 2021, 11.12% from December 2, 2021 to January 9, 2022, 11.14% from January 10, 2022 to August 8, 2022, and 8.25% from August 9, 2022 to December 31, 2022.
2.Represents adjustment to West Fraser Estimated ADD rate of 4.52% for 2022 and 6.80% for 2021.
3.The total represents the combined CVD cash deposit rate and West Fraser Estimated ADD rate of 14.37% for January 1, 2021 to December 1, 2021, 11.86% for December 2, 2021 to December 31, 2021, 9.58% for January 1, 2022 to January 9, 2022, 9.60% from January 10, 2022 to August 8, 2022, and 8.14% from August 9, 2022 to December 31, 2022.
4.$55 million represents the duty recovery attributable to the finalization of AR2 duty rates for the 2019 POI.
5.$81 million represents the duty recovery attributable to the finalization of AR3 duty rates for the 2020 POI.

Impact on balance sheet
Export duty deposits receivable is represented by:

Export duty deposits receivable	2022	2021
Beginning of year	$242	$178
Export duties recognized as duty deposits receivable	97	55
Interest recognized on duty deposits receivable	15	9
End of year	$354	$242
Export duties payable is represented by:

Export duties payable	2022	2021
Beginning of year	$(69)	$—
Export duties payable related to AR4	2	(69)
Interest recognized on the export duties payable	(6)	—
End of year	$(73)	$(69)